SUPPLEMENTARY CASH FLOW INFORMATION (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Interest paid	$ 227	$ 92
Taxes paid	37	14
Equipment acquired under finance leases and equipment loans	$ 264	$ 106